Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2023		December 31, 2024		December 31, 2025
Recoverable taxes:
ISR	Ps.	645,868	Ps.	395,304	Ps.	442,477
VAT		482,353		361,320		362,414
Withholding taxes		20,513		43,418		45,404
IMPAC		1,203		1,203		-
Corporation taxes		96,547		185,080		169,827
Other		6,533		24,385		1,413
	Ps.	1,253,017	Ps.	1,010,710	Ps.	1,021,535

Summary of Income Tax Expense (Benefit)
c.
Income Tax – Income tax expense (benefit) for the years ended December 31, 2023, 2024 and 2025 consists of the following:

	2023		2024		2025
Income tax:
Current	Ps.	3,616,811	Ps.	3,989,603	Ps.	4,812,765
Deferred		(544,721)		(749,301)		(699,536)
	Ps.	3,072,090	Ps.	3,240,302	Ps.	4,113,229

Schedule of Effective Tax Rate
d.
Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2023, 2024 and 2025 is shown below:

	%	2023		%		2024	%	2025
'Income before income taxes		Ps.	12,761,690		Ps.	12,115,741		Ps.	14,113,838
Income tax by applying the weighted average statutory rate (1)	28.3%		3,615,812	30.9%		3,634,722	30.9%		4,234,151
Effects of inflation over monetary assets	(3.6)%		(454,352)	(4.3)%		(403,499)	(4.3)%		(237,688)
Unrecognized (applied) tax loss carryforwards	(0.2)%		(28,028)	(0.1)%		(2,160)	(0.1)%		46,150
Employee benefits	(0.1%)		(17,939)	(0.3%)		(9,243)	(0.3%)		(16,026)
Tax rate change	(—%)		-	0.4%		15,236	0.4%		16,205
Other	(0.3)%		(43,403)	0.1%		5,246	0.1%		70,437
Effective tax rate	24.1%	Ps.	3,072,090	26.7%	Ps.	3,240,302	26.7%	Ps.	4,113,229

(1)
The tax rate used for the 2023, 2024 and 2025 previous reconciliations above are the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities

The net assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2023		December 31, 2024		December 31, 2025
Deferred ISR asset (liability):
Expected credit loss	Ps.	37,063	Ps.	14,857	Ps.	3,895
Machinery and equipment		139,178		148,473		148,565
Improvements to concession assets		1,293,468		1,363,641		1,625,845
Airport concessions and rights to use airport facilities		5,588,605		5,673,273		5,747,853
Other acquired rights		183,100		187,441		190,790
Derivative financial instruments		(50,231)		(5,420)		-
Other assets		622		899		1,004
Tax loss carryforwards		28,028		588,177		906,146
Employee benefits		81,562		117,555		76,995
Accruals		36,418		39,819		55,173
Net deferred income tax asset	Ps.	7,337,813	Ps.	8,128,715	Ps.	8,756,266

The net deferred income tax liabilities relate to subsidiaries in Mexico and Jamaica:

	December 31, 2023		December 31, 2024		December 31, 2025
Deferred tax (liability) asset:
Trade receivables	Ps.	4,863	Ps.	8,383	Ps.	13,356
Machinery, equipment and improvements on leased assets		25,309		33,599		107,179
Improvements to concession assets		(1,089)		(1,215)		(1,023)
Airport concessions and other rights		(394,725)		(1,174,504)		(1,068,156)
Accruals		30,468		77,948		11,493
Deferred tax liability	Ps.	(335,174)	Ps.	(1,055,789)	Ps.	(937,151)

Schedule of Unrecognized Deferred Income Tax Assets
f.
Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Companies:

	December 31, 2023		December 31, 2024		December 31, 2025
Tax loss carryforwards	Ps.	431,934	Ps.	465,308	Ps.	469,277
Deductible tax temporary difference		138,326		142,942		145,515
	Ps.	570,260	Ps.	608,250	Ps.	614,792

Summary of Deferred Income Tax from Tax Loss Carryforwards
g.
Deferred income tax from tax loss carryforwards – The Company has generated tax losses in the subsidiaries of Los Mochis, Manzanillo, AHP, DTI, IEM, GAP, and CORSA. In accordance with the tax legislation related to concessions, the losses generated up to December 2023 will expire in 2048 for Los Mochis and Manzanillo, while the losses generated by AHP, DTI, IEM, GAP, and CORSA could be recovered within 10 years from the date they were generated. According to future financial projections, the tax losses that could be recovered are recognized as part of deferred assets and are shown in the following table:

	December 31, 2023		December 31, 2024		December 31, 2025
Tax loss carryforwards	Ps.	1,579,920	Ps.	3,418,190	Ps.	4,443,514
Unrecognized tax loss carryforwards		(1,439,780)		(1,551,027)		(1,564,257)
Recognized tax loss carryforwards	Ps.	140,140	Ps.	1,867,163	Ps.	2,879,257

Summary of Reconciliation of Changes in Deferred Tax Assets
h.
Balances and movements of deferred taxes during the period.

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	40,449	Ps.	(3,386)	Ps.	—	Ps.	37,063
Machinery, equipment and improvements on leased assets		122,854		16,324		—		139,178
Improvements to concession assets		1,037,511		255,957		—		1,293,468
Airport concessions and rights to use airport facilities		5,432,747		155,858		—		5,588,605
Other acquired rights		176,967		6,133		—		183,100
Derivative financial instruments		(87,067)		6,876		29,959		(50,232)
Other assets		492		130		—		622
Tax loss carryforwards		-		28,028		—		28,028
Employee benefits		66,073		16,088		(599)		81,562
Accruals		20,142		16,277		—		36,419
Total deferred tax asset	Ps.	6,810,168	Ps.	498,285	Ps.	29,360	Ps.	7,337,813

	Balance as of January 1, 2024		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2024
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	37,063	Ps.	(22,206)	Ps.	—	Ps.	14,857
Machinery, equipment and improvements on leased assets		139,178		9,295		—		148,473
Improvements to concession assets		1,293,468		70,173		—		1,363,641
Airport concessions and rights to use airport facilities		5,588,605		84,668		—		5,673,273
Other acquired rights		183,100		4,341		—		187,441
Derivative financial instruments		(50,232)		16,825		27,987		(5,420)
Other assets		622		277		—		899
Tax loss carryforwards		28,028		560,149		—		588,177
Employee benefits		81,562		33,764		2,229		117,555
Accruals		36,419		3,400		—		39,819
Total deferred tax asset	Ps.	7,337,813	Ps.	760,686	Ps.	30,216	Ps.	8,128,715

	Balance as of January 1, 2025		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2025
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	14,857	Ps.	(10,962)	Ps.	—	Ps.	3,895
Machinery, equipment and improvements on leased assets		148,473		92		—		148,565
Improvements to concession assets		1,363,641		262,204		—		1,625,845
Airport concessions and rights to use airport facilities		5,673,273		74,580		—		5,747,852
Other acquired rights		187,441		3,349		—		190,790
Derivative financial instruments		(5,420)		7,385		(1,965)		—
Other assets		899		105		—		1,004
Tax loss carryforwards		588,177		317,969		—		906,146
Employee benefits		117,555		(40,560)		-		76,995
Accruals		39,819		15,354		—		55,173
Total deferred tax asset	Ps.	8,128,715	Ps.	629,516	Ps.	(1,965)	Ps.	8,756,266

Summary of Reconciliation of Changes in Deferred Tax Liabilities

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	-	Ps.	4,863	Ps.	-	Ps.	4,863
Machinery, equipment and improvements on leased assets		(3,161)		1,986		26,484		25,309
Improvements to concession assets		(1,461)		89		283		(1,089)
Airport concessions		(528,757)		42,855		91,177		(394,725)
Accruals		44,575		(3,357)		(10,750)		30,468
Total deferred tax liability	Ps.	(488,804)	Ps.	46,436	Ps.	107,194	Ps.	(335,174)

	Balance as of January 1, 2024		Effects of profit and loss			Acquired in business combinations	Other comprehensive income		Balance as of December 31, 2024
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	4,863	Ps.	2,549	Ps.	-	Ps.	971	Ps.	8,383
Machinery, equipment and improvements on leased assets		25,309		3,234		-		5,056		33,599
Improvements to concession assets		(1,089)		92		-		(218)		(1,215)
Airport concessions and other rigths		(394,725)		(58,653)		(642,273)		(78,853)		(1,174,504)
Accruals		30,468		41,393		-		6,087		77,948
Total deferred tax liability	Ps.	(335,174)	Ps.	(11,385)	Ps.	(642,273)	Ps.	(66,957)	Ps.	(1,055,789)

	Balance as of January 1, 2025		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2025
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	8,383	Ps.	13,355	Ps.	(8,382)	Ps.	13,356
Machinery, equipment and improvements on leased assets		33,599		103,673		(30,093)		107,179
Improvements to concession assets		(1,215)		97		95		(1,023)
Airport concessions and other rigths		(1,174,504)		(38,922)		145,270		(1,068,156)
Accruals		77,948		(8,185)		(58,270)		11,493
Total deferred tax liability	Ps.	(1,055,789)	Ps.	70,018	Ps.	48,620	Ps.	(937,151)